Derivative financial instruments and market risks - Disclosure of Financial Currency Hedging Instruments in Place with Notional Amount Translated (Details) $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales	€ 19,794,000,000		€ 500,000,000
Derivative financial liabilities	297,000,000
Forward currency sales in USD
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Fair value of forward contracts assets	13,000,000
Forward currency sales in USD | Bioverativ
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $		$ 3,615
Forward currency purchases in USD
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $		3,000
Derivative financial liabilities	109,000,000
Forward currency purchases in Singapore Dollar
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $		2,000
Derivative financial liabilities	22,000,000
Currency swaps in USD to EUR
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Notional amount of forward sales | $		$ 1,000
Derivative financial liabilities	€ 38,000,000
Currency swaps, percentage received	0.22%	0.22%
Currency Swaps, percentage paid	(0.63%)	(0.63%)
Notional amount
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ 14,068,000,000			€ 19,490,000,000	€ 15,053,000,000
Notional amount | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	5,064,000,000			8,515,000,000	7,762,000,000
Notional amount | Forward currency sales in USD | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	3,721,000,000			6,331,000,000	5,500,000,000
Notional amount | Forward currency sales in Japanese Yen | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	283,000,000			516,000,000	973,000,000
Notional amount | Forward currency sales in Pound Sterling | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	257,000,000			297,000,000	184,000,000
Notional amount | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	9,004,000,000			10,975,000,000	7,291,000,000
Notional amount | Forward currency purchases in USD | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	6,068,000,000			7,363,000,000	4,165,000,000
Notional amount | Forward currency purchases in Singapore Dollar | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	2,250,000,000			2,332,000,000	2,022,000,000
Notional amount | Forward currency purchases in Chinese Yuan Renminbi | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	195,000,000			270,000,000	427,000,000
Fair value
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(216,000,000)			118,000,000	37,000,000
Fair value | Forward currency sales
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	10,000,000			40,000,000	17,000,000
Fair value | Forward currency sales in USD | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	20,000,000			51,000,000	38,000,000
Fair value | Forward currency sales in Japanese Yen | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	0			(5,000,000)	(24,000,000)
Fair value | Forward currency sales in Pound Sterling | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(6,000,000)			1,000,000	0
Fair value | Forward currency purchases
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(226,000,000)			78,000,000	20,000,000
Fair value | Forward currency purchases in USD | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(200,000,000)			42,000,000	(17,000,000)
Fair value | Forward currency purchases in Singapore Dollar | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	(27,000,000)			32,000,000	33,000,000
Fair value | Forward currency purchases in Chinese Yuan Renminbi | Less than 1 year
Disclosure of Information about Terms and Conditions of Hedging Instruments and How They Affect Future Cash Flows [Line Items]
Financial currency hedging instruments in place	€ 1,000,000			€ 2,000,000	€ 0